UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01597

STEWARD FUNDS, INC.

(Exact name of registrant as specified in charter)

3700 W. SAM HOUSTON PARKWAY SOUTH, SUITE 250

HOUSTON, TX 77042

(Address of principal executive offices) (Zip Code)

Citi Fund Services Ohio, Inc.

3435 Stelzer Road

Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800-262-6631)

Date of fiscal year end: April 30

Date of reporting period: January 31, 2014

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2014 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (99.2%)

AEROSPACE & DEFENSE (2.5%)
General Dynamics Corp.	3,010	$304,943
Honeywell International, Inc.	6,330	577,486
L-3 Communications Holdings, Inc.	4,990	554,239
Lockheed Martin Corp.	2,620	395,384
Northrop Grumman Corp.	2,300	265,765
Precision Castparts Corp.	1,907	485,808
Raytheon Co.	3,000	285,210
Rockwell Collins, Inc.	1,280	96,717
The Boeing Co.	7,568	947,968
United Technologies Corp.	6,870	783,318
		4,696,838
AIR FREIGHT & LOGISTICS (0.5%)
C.H. Robinson Worldwide, Inc.	1,200	70,248
Expeditors International of Washington, Inc.	1,490	60,881
FedEx Corp.	2,300	306,636
United Parcel Service, Inc., Class B	6,260	596,140
		1,033,905
AIRLINES (0.8%)
Delta Air Lines, Inc.	23,990	734,334
Southwest Airlines Co.	37,520	786,044
		1,520,378
ASSET MANAGEMENT & CUSTODY BANKS (0.1%)
Invesco Ltd.	7,920	263,340
AUTO COMPONENTS (0.8%)
BorgWarner, Inc.	5,830	313,071
Delphi Automotive PLC	1,990	121,171
Goodyear Tire & Rubber Co.	22,060	521,940
Johnson Controls, Inc.	10,220	471,346
		1,427,528
AUTOMOBILES (1.0%)
Ford Motor Co.	53,510	800,509
General Motors Co.(a)	21,120	762,010
Harley-Davidson, Inc.	4,170	257,247
		1,819,766
BEVERAGES (1.5%)
Coca-Cola Co.	33,060	1,250,329
Dr Pepper Snapple Group, Inc.	3,580	171,410
Monster Beverage Corp.(a)	4,220	286,538
PepsiCo, Inc.	14,091	1,132,353
		2,840,630
BIOTECHNOLOGY (3.7%)
Alexion Pharmaceuticals, Inc.(a)	4,040	641,269
Amgen, Inc.	5,880	699,426
Biogen Idec, Inc.(a)	3,578	1,118,626
Celgene Corp.(a)	7,500	1,139,475
Coca-Cola Enterprises, Inc.	7,140	309,091
Gilead Sciences, Inc.(a)	18,790	1,515,413
PerkinElmer, Inc.	1,550	67,580
Regeneron Pharmaceuticals, Inc.(a)	2,631	759,280
Vertex Pharmaceuticals, Inc.(a)	10,650	841,776
		7,091,936
BUILDING PRODUCTS (0.1%)
Allegion PLC(a)	493	24,330
Masco Corp.	2,800	59,248
		83,578
CAPITAL MARKETS (2.2%)
Ameriprise Financial, Inc.	5,336	563,695
Bank of New York Mellon Corp.	15,921	508,835
BlackRock, Inc.	1,574	472,940
Charles Schwab Corp.	20,060	497,889
E*TRADE Financial Corp.(a)	2,728	54,615
Franklin Resources, Inc.	3,040	158,110
Goldman Sachs Group, Inc.	5,170	848,500
Legg Mason, Inc.	770	32,609
Morgan Stanley	21,470	633,580
Northern Trust Corp.	1,950	117,429
State Street Corp.	3,377	226,090
T. Rowe Price Group, Inc.	2,040	160,018
		4,274,310
CHEMICALS (2.3%)
Air Products & Chemicals, Inc.	1,890	198,715
Airgas, Inc.	650	67,106
CF Industries Holdings, Inc.	485	111,967
Dow Chemical Co.	13,590	618,481
E.I. du Pont de Nemours & Co.	7,520	458,795
Ecolab, Inc.	5,410	543,921
FMC Corp.	1,300	91,819
International Flavors & Fragrances, Inc.	890	77,145
Lyondellbasell Industries NV, Class A	9,400	740,344
Monsanto Co.	4,280	456,034
PPG Industries, Inc.	2,157	393,351
Praxair, Inc.	2,870	357,946
The Mosaic Co.	6,650	296,989
		4,412,613
COMMERCIAL BANKS (3.7%)
BB&T Corp.	10,970	410,388
Comerica, Inc.	12,710	582,118
Fifth Third Bancorp	30,870	648,887
Huntington Bancshares, Inc.	86,190	781,743
KeyCorp	49,100	626,516
M&T Bank Corp.	2,460	274,315
PNC Financial Services Group, Inc.	8,034	641,756
Regions Financial Corp.	15,012	152,672
SunTrust Banks, Inc.	13,460	498,289
U.S. Bancorp	14,870	590,785
Wells Fargo & Co.	39,378	1,785,399
Zions Bancorp	1,440	41,400
		7,034,268
COMMERCIAL SERVICES & SUPPLIES (1.6%)
Avery Dennison Corp.	3,630	178,850
Cintas Corp.	1,400	79,898
Equifax, Inc.	1,170	81,970
Iron Mountain, Inc.	1,697	44,818
Leucadia National Corp.	2,670	72,971
Moody's Corp.	5,700	425,106
Pitney Bowes, Inc.	10,510	264,642
Republic Services, Inc., Class A	3,796	121,586
Robert Half International, Inc.	7,670	320,452
Stericycle, Inc.(a)	990	115,889
The Adt Corp.	1,695	50,918
The Dun & Bradstreet Corp.	360	39,600
Total System Services, Inc.	2,271	67,857
Visa, Inc., Class A	4,790	1,031,910
Waste Management, Inc.	4,570	190,935
		3,087,402
COMMUNICATIONS EQUIPMENT (1.2%)
Cisco Systems, Inc.	38,990	854,271
F5 Networks, Inc.(a)	490	52,430
Harris Corp.	790	54,778
Juniper Networks, Inc.(a)	3,760	100,054
Motorola Solutions, Inc.	1,961	125,112
QUALCOMM, Inc.	15,860	1,177,129
		2,363,774
COMPUTERS & PERIPHERALS (4.1%)
Apple Computer, Inc.	6,427	3,217,356

See notes to Schedule of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2014 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
EMC Corp.	15,550	$376,932
Hewlett-Packard Co.	31,820	922,780
International Business Machines Corp.	7,565	1,336,584
NetApp, Inc.	2,600	110,084
SanDisk Corp.	4,570	317,843
Seagate Technology PLC	14,000	740,040
Teradata Corp.(a)	1,140	46,877
Western Digital Corp.	7,540	649,722
		7,718,218
CONSTRUCTION & ENGINEERING (0.2%)
Fluor Corp.	5,250	398,790
Quanta Services, Inc.(a)	1,800	56,106
		454,896
CONSTRUCTION MATERIALS (0.0%)
Vulcan Materials Co.	753	46,483

CONSUMER FINANCE (1.3%)
American Express Co.	9,170	779,634
Capital One Financial Corp.	9,258	653,707
Discover Financial Services	10,820	580,493
SLM Corp.	19,600	446,096
		2,459,930
CONTAINERS & PACKAGING (0.4%)
Ball Corp.	1,550	79,345
Bemis Co., Inc.	5,450	209,880
Owens-Illinois, Inc.(a)	1,580	50,623
Sealed Air Corp.	11,660	363,675
		703,523
DISTRIBUTORS (0.1%)
Genuine Parts Co.	1,220	100,345
DIVERSIFIED CONSUMER SERVICES (0.2%)
Graham Holdings Co.(a)	417	261,067
H&R Block, Inc.	2,460	74,784
		335,851
DIVERSIFIED FINANCIAL SERVICES (3.3%)
Bank of America Corp.	98,599	1,651,533
Citigroup, Inc.	22,120	1,049,152
CME Group, Inc.	2,485	185,779
IntercontinentalExchange Group, Inc.	1,656	345,756
JP Morgan Chase & Co.	32,874	1,819,905
MasterCard, Inc., Class A	12,360	935,405
The NASDAQ OMX Group, Inc.	7,970	304,055
		6,291,585
DIVERSIFIED TELECOMMUNICATION SERVICES (1.7%)
AT&T, Inc.	42,537	1,417,333
CenturyLink, Inc.	13,614	392,900
Frontier Communications Corp.	59,940	281,718
Verizon Communications, Inc.	22,150	1,063,643
Windstream Holdings, Inc.	7,334	54,858
		3,210,452
ELECTRIC UTILITIES (2.8%)
American Electric Power Co., Inc.	8,970	437,826
Duke Energy Corp.	9,984	705,070
Edison International	8,760	421,881
Entergy Corp.	8,380	528,191
Exelon Corp.	22,729	659,141
FirstEnergy Corp.	12,899	406,189
NextEra Energy, Inc.	4,270	392,541
Northeast Utilities	7,920	346,896
Pepco Holdings, Inc.	19,020	369,559
Pinnacle West Capital Corp.	5,320	279,992
PPL Corp.	13,330	407,498
Southern Co.	8,170	336,931
		5,291,715
ELECTRICAL EQUIPMENT (0.5%)
AMETEK, Inc.	2,180	107,736
Eaton Corp. PLC	3,480	254,353
Emerson Electric Co.	5,810	383,111
Rockwell Automation, Inc.	1,170	134,363
Roper Industries, Inc.	860	118,026
		997,589
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.8%)
Agilent Technologies, Inc.	3,020	175,613
Amphenol Corp., Class A	1,260	109,469
Corning, Inc.	25,320	435,757
FLIR Systems, Inc.	1,140	36,161
Jabil Circuit, Inc.	29,580	531,553
TE Connectivity Ltd.	3,280	185,353
Waters Corp.(a)	1,020	110,435
		1,584,341
ENERGY EQUIPMENT & SERVICES (2.7%)
Baker Hughes, Inc.	7,229	409,451
Cameron International Corp.(a)	1,630	97,751
Diamond Offshore Drilling, Inc.	310	15,047
Ensco PLC, Class A	6,660	335,464
First Solar, Inc.(a)	7,550	381,879
FMC Technologies, Inc.(a)	1,580	78,115
Halliburton Co.	14,260	698,883
Helmerich & Payne, Inc.	5,780	508,871
Nabors Industries Ltd.	32,240	550,659
National-Oilwell Varco, Inc.	3,246	243,483
Rowan Cos., Inc., Class A(a)	10,320	323,738
Schlumberger Ltd.	11,719	1,026,233
Transocean, Ltd.	8,970	388,222
		5,057,796
FOOD & STAPLES RETAILING (2.6%)
Costco Wholesale Corp.	5,330	598,879
CVS Corp.	13,455	911,172
Safeway, Inc.	23,400	731,016
SYSCO Corp.	13,860	486,209
The Kroger Co.	14,190	512,259
Walgreen Co.	6,660	381,951
Wal-Mart Stores, Inc.	15,770	1,177,704
Whole Foods Market, Inc.	2,920	152,599
		4,951,789
FOOD PRODUCTS (2.0%)
Archer-Daniels-Midland Co.	19,830	782,888
Campbell Soup Co.	2,190	90,250
ConAgra Foods, Inc.	8,410	267,354
General Mills, Inc.	7,140	342,863
Hormel Foods Corp.	2,320	105,421
J.M. Smucker Co.	1,120	107,957
Kellogg Co.	3,590	208,148
Kraft Foods, Inc., Class A	5,446	285,098
McCormick & Co., Inc.	1,790	114,882
Mead Johnson Nutrition Co., Class A	1,710	131,482
Mondelez International, Inc., Class A	14,730	482,407
The Hershey Co.	2,110	209,734
Tyson Foods, Inc., Class A	18,750	701,250
		3,829,734
GAS UTILITIES (0.3%)
AGL Resources, Inc.	6,309	301,444
ONEOK, Inc.	1,690	115,748
QEP Resources, Inc.	1,310	40,466
Spectra Energy Corp.	5,443	195,676
		653,334
HEALTH CARE EQUIPMENT & SUPPLIES (1.8%)
Baxter International, Inc.	4,660	318,278

See notes to Schedule of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2014 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
Becton, Dickinson & Co.	2,750	$297,330
Boston Scientific Corp.(a)	42,167	570,520
C.R. Bard, Inc.	960	124,406
CareFusion Corp.(a)	2,440	99,479
Covidien PLC	4,890	333,694
DENTSPLY International, Inc.	1,990	91,819
Edwards Lifesciences Corp.(a)	870	56,654
Hospira, Inc.(a)	2,090	91,981
Intuitive Surgical, Inc.(a)	298	121,459
Medtronic, Inc.	9,020	510,171
St. Jude Medical, Inc.	5,710	346,768
Stryker Corp.	3,200	248,320
Varian Medical Systems, Inc.(a)	1,050	85,375
Zimmer Holdings, Inc.	1,980	186,061
		3,482,315
HEALTH CARE PROVIDERS & SERVICES (3.2%)
Aetna, Inc.	9,584	654,875
AmerisourceBergen Corp.	2,600	174,772
Cardinal Health, Inc.	7,530	512,191
CIGNA Corp.	6,530	563,604
DaVita, Inc.(a)	1,700	110,381
Express Scripts Holding Co.(a)	11,021	823,159
Humana, Inc.	7,140	694,722
Laboratory Corp. of America Holdings(a)	1,090	97,915
McKesson Corp.	1,930	336,611
Patterson Cos., Inc.	1,740	69,530
Quest Diagnostics, Inc.	3,850	202,125
UnitedHealth Group, Inc.	12,294	888,610
WellPoint, Inc.	10,920	939,120
		6,067,615
HOTELS, RESTAURANTS & LEISURE (2.0%)
Chipotle Mexican Grill, Inc.(a)	1,495	825,180
Darden Restaurants, Inc.	1,060	52,406
Marriott International, Inc., Class A	2,534	124,926
McDonald's Corp.	8,150	767,486
Starbucks Corp.	7,890	561,137
Starwood Hotels & Resorts Worldwide, Inc.	1,720	128,501
TripAdvisor, Inc.(a)	9,535	736,007
Wyndham Worldwide Corp.	5,720	405,777
YUM! Brands, Inc.	3,360	225,624
		3,827,044
HOUSEHOLD DURABLES (1.3%)
D. R. Horton, Inc.	15,466	363,142
Garmin Ltd.	930	41,896
Harman International Industries, Inc.	5,724	592,033
Jacobs Engineering Group, Inc.(a)	6,320	383,687
Leggett & Platt, Inc.	1,450	43,529
Lennar Corp., Class A	910	36,546
Mohawk Industries, Inc.(a)	1,550	220,379
Newell Rubbermaid, Inc.	2,940	90,846
Pulte Group, Inc.	12,975	263,652
Snap-on, Inc.	440	44,066
Whirlpool Corp.	2,233	297,659
		2,377,435
HOUSEHOLD PRODUCTS (1.5%)
Clorox Co.	2,260	199,490
Colgate-Palmolive Co.	8,950	548,009
Kimberly-Clark Corp.	4,090	447,323
Procter & Gamble Co.	21,311	1,632,849
		2,827,671
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.5%)
NRG Energy, Inc.	21,620	602,117
The AES Corp.	23,550	331,113
		933,230
INDUSTRIAL CONGLOMERATES (0.8%)
3M Co.	6,264	802,982
Textron, Inc.	14,340	509,070
Tyco International Ltd.	4,190	169,653
		1,481,705
INSURANCE (6.6%)
ACE Ltd.	6,120	574,117
AFLAC, Inc.	6,220	390,492
American International Group, Inc.	20,694	992,484
Aon PLC	2,460	197,932
Assurant, Inc.	10,770	703,820
Berkshire Hathaway, Inc., Class B(a)	21,050	2,349,180
Chubb Corp.	4,720	399,029
Cincinnati Financial Corp.	4,852	235,079
Genworth Financial, Inc., Class A(a)	42,000	619,500
Hartford Financial Services Group, Inc.	18,020	599,165
Lincoln National Corp.	2,146	103,072
Loews Corp.	11,040	492,274
Marsh & McLennan Cos., Inc.	5,410	247,291
MetLife, Inc.	17,610	863,771
Principal Financial Group, Inc.	2,480	108,054
Progressive Corp.	9,910	230,308
Prudential Financial, Inc.	9,655	814,785
The Allstate Corp.	12,360	632,832
The Travelers Cos., Inc.	6,930	563,270
Torchmark Corp.	4,125	309,994
Unum Group	17,140	551,908
XL Group PLC	17,210	494,615
		12,472,972
INTERNET & CATALOG RETAIL (0.5%)
Expedia, Inc.	745	48,410
Netflix, Inc.(a)	2,369	969,703
		1,018,113
INTERNET SOFTWARE & SERVICES (4.4%)
Akamai Technologies, Inc.(a)	1,350	64,368
Amazon.com, Inc.(a)	3,903	1,399,967
Facebook, Inc.(a)	24,170	1,512,317
Google, Inc., Class A(a)	2,437	2,878,024
Priceline.com, Inc.(a)	897	1,026,966
Salesforce.com, Inc.(a)	8,640	522,979
VeriSign, Inc.(a)	10,300	605,125
Yahoo!, Inc.(a)	12,280	442,326
		8,452,072
IT SERVICES (1.8%)
Accenture PLC, Class A	4,850	387,418
Alliance Data Systems Corp.(a)	2,421	580,217
Automatic Data Processing, Inc.	4,530	346,998
Cerner Corp.(a)	6,490	369,216
Cognizant Technology Solutions Corp., Class A(a)	6,330	613,504
Computer Sciences Corp.	7,890	476,635
Fidelity National Information Services, Inc.	6,236	316,165
Fiserv, Inc.(a)	2,620	146,851
Paychex, Inc.	3,920	163,934
Western Union Co.	5,640	86,856
		3,487,794
LEISURE EQUIPMENT & PRODUCTS (0.1%)
Hasbro, Inc.	880	43,225
Mattel, Inc.	2,920	110,493
		153,718
LIFE SCIENCES TOOLS AND SERVICES (0.3%)
Thermo Fisher Scientific, Inc.	5,330	613,696
MACHINERY (1.9%)
Caterpillar, Inc.	5,030	472,367
Cummins, Inc.	1,270	161,265

See notes to Schedule of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2014 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
Danaher Corp.	5,830	$433,694
Deere & Co.	5,132	441,147
Dover Corp.	1,320	114,259
Flowserve Corp.	3,610	261,111
Illinois Tool Works, Inc.	3,640	287,087
Ingersoll-Rand PLC	2,110	124,047
Joy Global, Inc.	4,190	221,190
PACCAR, Inc.	8,435	472,360
Pall Corp.	1,140	91,314
Parker Hannifin Corp.	1,165	132,076
Pentair Ltd.	1,490	110,752
Stanley Black & Decker, Inc.	2,982	230,807
Xylem, Inc.	1,490	49,706
		3,603,182
MARINE (0.2%)
Carnival Corp.	9,830	385,238
MEDIA (2.5%)
Cablevision Systems Corp., Class A	2,840	45,554
CBS Corp., Class B	8,400	493,248
DIRECTV(a)	9,910	688,051
Discovery Communications, Inc., Class A(a)	5,580	445,172
Gannett Co., Inc.	2,630	72,404
Interpublic Group of Cos., Inc.	18,550	302,736
McGraw Hill Cos., Inc.	2,300	174,892
News Corp., Class A(a)	39,940	637,442
Omnicom Group, Inc.	3,170	230,079
Scripps Networks Interactive, Class A	1,280	92,826
The Walt Disney Co.	13,550	983,866
Time Warner Cable, Inc.	3,790	505,093
		4,671,363
METALS & MINING (1.0%)
Alcoa, Inc.	78,530	903,880
Allegheny Technologies, Inc.	7,610	239,258
Cliffs Natural Resources, Inc.	1,010	19,513
Freeport-McMoRan Copper & Gold, Inc., Class B	11,658	377,836
Newmont Mining Corp.	3,680	79,488
Nucor Corp.	4,970	240,300
United States Steel Corp.	1,160	30,288
		1,890,563
MULTILINE RETAIL (0.8%)
Dollar General Corp.(a)	2,340	131,789
Family Dollar Stores, Inc.	790	48,838
Kohl's Corp.	7,820	395,927
Macy's, Inc.	6,082	323,562
Nordstrom, Inc.	1,380	79,281
Target Corp.	10,180	576,595
		1,555,992
MULTI-UTILITIES (2.2%)
Ameren Corp.	3,990	150,982
CenterPoint Energy, Inc.	5,930	138,762
CMS Energy Corp.	8,000	222,320
Consolidated Edison, Inc.	8,550	465,205
Dominion Resources, Inc.	5,694	386,680
DTE Energy Co.	5,670	386,807
Integrys Energy Group, Inc.	7,578	411,789
NiSource, Inc.	3,670	126,138
PG&E Corp.	10,710	451,426
Public Service Enterprise Group, Inc.	10,876	362,606
SCANA Corp.	6,620	312,927
Sempra Energy	2,490	230,848
TECO Energy, Inc.	9,870	161,671
Wisconsin Energy Corp.	2,190	93,447
Xcel Energy, Inc.	12,570	363,399
		4,265,007
OFFICE ELECTRONICS (0.3%)
Xerox Corp.	57,735	626,425

OIL, GAS & CONSUMABLE FUELS (8.4%)
Anadarko Petroleum Corp.	3,610	291,291
Apache Corp.	6,280	504,033
Cabot Oil & Gas Corp., Class A	15,670	626,487
Chesapeake Energy Corp.	3,840	103,334
Chevron Corp.	16,389	1,829,504
ConocoPhillips	11,809	766,995
CONSOL Energy, Inc.	1,580	59,013
Denbury Resources, Inc.(a)	18,330	294,563
Devon Energy Corp.	2,730	161,671
EOG Resources, Inc.	4,410	728,708
EQT Corp.	3,130	290,495
Exxon Mobil Corp.	33,550	3,091,968
Hess Corp.	8,310	627,322
Kinder Morgan, Inc.	9,990	339,760
Marathon Oil Corp.	11,500	377,085
Marathon Petroleum Corp.	2,190	190,639
Murphy Oil Corp.	11,360	643,090
Newfield Exploration Co.(a)	1,030	25,513
Noble Corp.	8,280	256,928
Noble Energy, Inc.	5,910	368,370
Occidental Petroleum Corp.	6,002	525,595
Peabody Energy Corp.	2,130	36,316
Phillips 66	12,069	882,123
Pioneer Natural Resources Co.	3,411	577,551
Range Resources Corp.	4,540	391,303
Southwestern Energy Co.(a)	2,600	105,794
Tesoro Corp.	9,980	514,170
Valero Energy Corp.	18,050	922,355
Williams Cos., Inc.	5,410	219,051
WPX Energy, Inc.(a)	8,743	166,554
		15,917,581
PAPER & FOREST PRODUCTS (0.3%)
International Paper Co.	7,260	346,592
MeadWestvaco Corp.	1,900	68,533
Weyerhaeuser Co.	4,821	144,052
		559,177
PERSONAL PRODUCTS (0.1%)
Avon Products, Inc.	4,100	61,049
The Estee Lauder Cos., Inc., Class A	2,530	173,912
		234,961
PHARMACEUTICALS (2.3%)
Abbott Laboratories	13,230	485,012
AbbVie, Inc.	12,460	613,406
Actavis, Inc. PLC(a)	5,300	1,001,594
Allergan, Inc.	5,470	626,862
Eli Lilly & Co.	9,940	536,859
Forest Laboratories, Inc.(a)	3,100	205,530
Mylan Laboratories, Inc.(a)	4,220	191,630
Perrigo Co. PLC	2,880	448,301
Zoetis, Inc.	5,510	167,284
		4,276,478
PROFESSIONAL SERVICES (0.1%)
Nielsen Holdings NV	2,670	112,914
REAL ESTATE INVESTMENT TRUST (1.4%)
American Tower Corp.	3,180	257,198
Apartment Investment & Management Co., Class A	1,349	37,732
AvalonBay Communities, Inc.	1,021	126,094
Boston Properties, Inc.	1,300	140,517
CBRE Group, Inc.(a)	2,140	56,796
Equity Residential	2,740	151,741

See notes to Schedule of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2014 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
General Growth Properties, Inc.	3,010	$60,621
HCP, Inc.	3,810	149,162
Health Care REIT, Inc.	2,470	143,062
Host Hotels & Resorts, Inc.	6,283	115,544
Kimco Realty Corp.	4,510	94,304
Macerich Co.	3,990	225,834
Plum Creek Timber Co., Inc.	1,370	59,006
Prologis, Inc.	3,852	149,304
Public Storage, Inc.	1,197	188,635
Simon Property Group, Inc.	2,795	432,778
Ventas, Inc.	2,380	148,488
Vornado Realty Trust	1,545	141,877
		2,678,693
ROAD & RAIL (0.8%)
CSX Corp.	8,910	239,768
Kansas City Southern	720	76,025
Norfolk Southern Corp.	2,330	215,735
Ryder System, Inc.	5,380	383,002
Union Pacific Corp.	3,660	637,718
		1,552,248
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.3%)
Altera Corp.	2,230	74,549
Analog Devices, Inc.	2,110	101,850
Applied Materials, Inc.	10,320	173,582
Broadcom Corp., Class A	3,910	116,362
Intel Corp.	36,480	895,219
KLA-Tencor Corp.	960	59,011
Lam Research Corp.(a)	603	30,518
Linear Technology Corp.	1,760	78,390
LSI Logic Corp.	5,470	60,334
Microchip Technology, Inc.	1,350	60,561
Micron Technology, Inc.(a)	14,600	336,384
NVIDIA Corp.	4,905	77,009
Texas Instruments, Inc.	8,600	364,640
Xilinx, Inc.	2,010	93,304
		2,521,713
SOFTWARE (2.0%)
Adobe Systems, Inc.(a)	3,544	209,769
Autodesk, Inc.(a)	1,680	86,100
CA, Inc.	3,430	110,034
Citrix Systems, Inc.(a)	1,330	71,913
Intuit, Inc.	2,540	186,055
Microsoft Corp.	54,250	2,053,363
Oracle Corp.	25,621	945,415
Red Hat, Inc.(a)	1,350	76,275
Symantec Corp.	6,102	130,644
		3,869,568
SPECIALTY RETAIL (2.2%)
AutoNation, Inc.(a)	8,370	413,394
AutoZone, Inc.(a)	316	156,439
Bed Bath & Beyond, Inc.(a)	4,010	256,038
Best Buy Co., Inc.	1,960	46,138
CarMax, Inc.(a)	1,530	69,018
Dollar Tree, Inc.(a)	5,150	260,178
GameStop Corp., Class A	812	28,477
Gap, Inc.	2,230	84,918
Home Depot, Inc.	10,690	821,527
L Brands, Inc.	1,970	103,149
Lowe's Cos., Inc.	7,720	357,359
O'Reilly Automotive, Inc.(a)	2,060	269,819
PETsMart, Inc.	920	57,960
Ross Stores, Inc.	1,670	113,410
Staples, Inc.	37,785	497,251
The Sherwin-Williams Co.	684	125,350
Tiffany & Co.	890	74,039
TJX Cos., Inc.	8,190	469,778
Urban Outfitters, Inc.(a)	830	29,731
		4,233,973
TEXTILES, APPAREL & LUXURY GOODS (1.3%)
Coach, Inc.	2,150	102,964
Fossil Group, Inc.(a)	3,740	418,244
Michael Kors Holdings Ltd.(a)	9,360	748,145
NIKE, Inc., Class B	8,990	654,922
PVH Corp.	670	80,983
Ralph Lauren Corp.	505	79,229
VF Corp.	6,465	377,879
		2,462,366
THRIFTS & MORTGAGE FINANCE (0.1%)
Hudson City Bancorp, Inc.	17,540	158,561
People's United Financial, Inc.	7,570	107,570
		266,131
TRADING COMPANIES & DISTRIBUTORS (0.1%)
Fastenal Co.	1,930	84,785
W.W. Grainger, Inc.	507	118,881
		203,666
WIRELESS TELECOMMUNICATION SERVICES (0.1%)
Crown Castle International Corp.(a)	2,880	204,365
TOTAL COMMON STOCKS		188,924,831

MONEY MARKET FUND (0.7%)
Federated Government Obligations Fund, 0.01%(b)	1,288,711	1,288,711
TOTAL MONEY MARKET FUND		1,288,711

TOTAL INVESTMENTS (COST $143,076,574) 99.9%		190,213,542

OTHER ASSETS IN EXCESS OF LIABILITIES 0.1%		294,768

NET ASSETS 100.0%		$190,508,310

(a)	Represents non-income producing security.
(b)	Variable rate security. Rate shown represents the rate as of January 31, 2014.

PLC—Public Limited Company

REIT—Real Estate Investment Trust

See notes to Schedule of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2014 (Unaudited)

STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (99.2%)

AEROSPACE & DEFENSE (0.2%)
Embraer SA, Sponsored ADR	7,660	$235,085

AIRLINES (0.4%)
Latam Airlines Group SA, Sponsored ADR	16,060	223,234
Ryanair Holdings PLC, Sponsored ADR(a)	3,340	157,815
		381,049
AUTO COMPONENTS (0.3%)
Magna International, Inc., Class A	4,170	353,825
AUTOMOBILES (3.3%)
Honda Motor Co. Ltd., Sponsored ADR	27,300	1,024,023
Toyota Motor Corp., Sponsored ADR	21,270	2,440,945
		3,464,968
BEVERAGES (0.8%)
Fomento Economico	8,980	810,355
CAPITAL MARKETS (2.7%)
Credit Suisse Group, Sponsored ADR	21,119	636,738
Deutsche Bank AG, Registered Shares	14,650	705,837
Nomura Holdings, Inc., Sponsored ADR	54,710	380,782
UBS AG, Registered Shares	53,253	1,058,137
		2,781,494
CHEMICALS (1.4%)
Agrium, Inc.	2,950	256,945
Potash Corp. of Saskatchewan, Inc.	14,245	446,154
Sociedad Quimica y Minera de Chile SA, Sponsored ADR	2,130	53,058
Syngenta AG, Sponsored ADR	9,180	650,219
		1,406,376
COMMERCIAL BANKS (19.0%)
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	82,580	983,528
Banco Bradesco SA, Sponsored ADR	85,303	898,241
Banco de Chile, Sponsored ADR	1,652	121,009
Banco Santander Central Hispano SA, Sponsored ADR	163,004	1,408,355
Banco Santander Chile SA, Sponsored ADR	3,574	69,622
Bank of Ireland(a)	9,110	154,779
Bank of Montreal	11,980	731,738
Bank of Nova Scotia	20,710	1,135,736
Barclays PLC, Sponsored ADR	54,360	973,044
Canadian Imperial Bank of Commerce	7,670	596,112
Credicorp Ltd.	1,205	158,964
HDFC Bank Ltd., Sponsored ADR	10,550	330,109
HSBC Holdings PLC, Sponsored ADR	54,780	2,820,622
ICICI Bank Ltd., Sponsored ADR	7,250	233,232
Itau Unibanco Banco Multiplo SA, Sponsored ADR	101,420	1,241,381
Lloyds Banking Group PLC, Sponsored ADR(a)	165,685	907,954
Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	200,900	1,213,436
Mizuho Financial Group, Inc., Sponsored ADR	169,650	721,012
National Bank of Greece SA, Sponsored ADR(a)	3,860	17,254
Royal Bank of Canada	23,710	1,467,175
Royal Bank of Scotland Group PLC, Sponsored ADR(a)	14,648	163,032
Shinhan Financial Group Co. Ltd., Sponsored ADR(a)	19,720	816,211
The Toronto - Dominion Bank	15,530	1,342,569
Westpac Banking Corp., Sponsored ADR	45,575	1,220,043
		19,725,158
COMMUNICATIONS EQUIPMENT (1.1%)
Alcatel-Lucent, Sponsored ADR	38,250	151,087
BlackBerry Ltd.(a)	6,470	61,141
Nokia Oyj, Sponsored ADR(a)	54,130	374,580
Telefonektiebolaget LM Ericsson, Sponsored ADR	47,350	581,932
		1,168,740
CONSTRUCTION MATERIALS (0.8%)
Cemex SA de CV, Sponsored ADR(a)	44,310	548,115
CRH PLC, Sponsored ADR	12,290	318,311
		866,426
CONSUMER FINANCE (0.3%)
Orix Corp., Sponsored ADR	4,020	307,771
DISTRIBUTORS (0.5%)
CANON, Inc., Sponsored ADR	18,500	539,645
DIVERSIFIED CONSUMER SERVICES (1.4%)
Baidu, Inc., Sponsored ADR(a)	7,211	1,128,521
Reed Elsevier NV, Sponsored ADR	7,823	323,090
		1,451,611
DIVERSIFIED FINANCIAL SERVICES (2.2%)
Bancolombia SA, Sponsored ADR	2,180	95,789
ING Groep NV, Sponsored ADR(a)	54,640	721,795
KB Financial Group, Inc., Sponsored ADR(a)	16,220	544,181
Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	102,300	953,436
		2,315,201
DIVERSIFIED TELECOMMUNICATION SERVICES (4.7%)
BCE, Inc.	16,815	705,725
BT Group PLC, Sponsored ADR	13,160	829,738
China Unicom Ltd., Sponsored ADR	14,695	191,623
Nippon Telegraph & Telephone Corp., Sponsored ADR	24,610	663,486
Oi SA, Sponsored ADR	10,860	18,571
Orange SA	35,770	442,833
Portugal Telecom SGPS SA, Sponsored ADR	15,030	65,380
PT Telekomunikasi Indonesia, Sponsored ADR	6,680	242,284
Telecom Italia S.p.A., Sponsored ADR	13,950	154,426
Telefonica Brasil SA, Sponsored ADR	9,211	175,009
Telefonica SA, Sponsored ADR	60,850	934,656
TELUS Corp.	13,460	469,619
		4,893,350
ELECTRIC UTILITIES (0.7%)
Companhia Energetica de Minas Gerais, Sponsored ADR	15,155	87,444
CPFL Energia SA, Sponsored ADR	5,410	79,743
Enersis SA, Sponsored ADR	21,710	288,092
Korea Electric Power Corp., Sponsored ADR(a)	16,160	263,570
		718,849
ELECTRICAL EQUIPMENT (1.0%)
ABB Ltd., Sponsored ADR	34,130	847,789
NIDEC Corp., Sponsored ADR	8,530	237,390
		1,085,179
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.4%)
Kyocera Corp., Sponsored ADR	6,120	273,931
LG Display Co. Ltd.(a)	11,940	140,056
		413,987
ENERGY EQUIPMENT & SERVICES (0.2%)
Tenaris SA, Sponsored ADR	4,360	193,933

FOOD & STAPLES RETAILING (0.6%)
Cencosud SA	10,150	85,869
Companhia Brasileira de Distribuicao Grupo, Sponsored Preferred ADR	4,660	178,338
Delhaize Group, Sponsored ADR	2,000	127,960
Tim Hortons, Inc.	4,750	245,908
		638,075

See notes to Schedule of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2014 (Unaudited)

STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
FOOD PRODUCTS (2.9%)
BRF-Brasil Foods SA, Sponsored ADR	29,790	$526,687
Unilever NV, NY Shares	36,250	1,353,575
Unilever PLC, Sponsored ADR	28,964	1,118,300
		2,998,562
HEALTH CARE EQUIPMENT & SUPPLIES (0.8%)
Qiagen NV(a)	11,020	243,762
Smith & Nephew PLC, Sponsored ADR	7,540	544,690
		788,452
HEALTH CARE PROVIDERS & SERVICES (1.1%)
Catamaran Corp.(a)	3,960	192,535
Fresenius Medical Care AG & Co., Sponsored ADR	11,130	392,778
Shire PLC, Sponsored ADR	4,060	607,457
		1,192,770
HOTELS, RESTAURANTS & LEISURE (0.4%)
Ctrip.com International Ltd(a)	3,530	139,471
InterContinental Hotels Group PLC, Sponsored ADR	8,187	265,586
		405,057
HOUSEHOLD DURABLES (0.5%)
Koninklijke Royal Philips Electronics NV, NY Shares	15,589	540,938

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
Companhia Paranaense de Energia-Copel, Sponsored ADR	2,240	25,670
Empresa Nacional de Electricidad SA, Sponsored ADR	4,420	170,524
		196,194
INDUSTRIAL CONGLOMERATES (1.4%)
Siemens AG, Sponsored ADR	11,920	1,505,377

INSURANCE (3.2%)
Aegon NV, NY Shares	29,170	252,904
Aviva PLC, Sponsored ADR	24,220	356,760
China Life Insurance Co. Ltd., Sponsored ADR	20,740	844,948
Manulife Financial Corp.	33,080	609,664
Prudential PLC, Sponsored ADR	19,810	799,532
Sun Life Financial, Inc.	13,280	437,576
		3,301,384
INTERNET SOFTWARE & SERVICES (0.4%)
NetEase, Inc.(a)	2,130	159,686
Qihoo 360 Technology Co. Ltd.(a)	2,070	209,236
		368,922
IT SERVICES (0.4%)
CGI Group, Inc., Class A(a)	5,550	170,052
Wipro Ltd.	20,220	261,647
		431,699
MACHINERY (0.1%)
Tata Motors, Ltd.	4,850	135,073

MARINE (0.2%)
Carnival PLC, Sponsored ADR	4,740	193,439

MEDIA (2.4%)
Grupo Televisa SA, Sponsored ADR	17,460	507,388
Pearson PLC, Sponsored ADR	20,190	369,275
Reed Elsevier PLC, Sponsored ADR	5,767	337,254
Shaw Communications, Inc., Class B	13,370	294,808
Thomson Reuters Corp.	12,478	449,957
WPP PLC, Sponsored ADR	4,960	520,155
		2,478,837
METALS & MINING (7.3%)
Agnico-Eagle Mines Ltd.	2,060	64,025
ArcelorMittal, NY Shares	13,740	226,435
Barrick Gold Corp.	15,100	291,128
BHP Billiton Ltd., Sponsored ADR	23,360	1,493,872
BHP Billiton PLC, Sponsored ADR	15,640	922,134
Cameco Corp.	7,330	155,543
Cia Vale Do Rio, Sponsored Preferred ADR	79,250	973,190
Companhia Siderurgica Nacional SA, Sponsored ADR	7,390	34,216
Compania de Minas Buenaventura SA, Sponsored ADR	2,000	24,800
Eldorado Gold Corp.	8,430	53,362
Gerdau SA, Sponsored ADR	33,690	237,514
Goldcorp, Inc.	10,637	264,755
Kinross Gold Corp.	15,430	70,669
POSCO, Sponsored ADR	12,960	881,150
Randgold Resources Ltd., Sponsored ADR	1,160	79,924
Rio Tinto PLC, Sponsored ADR	17,632	937,141
Silver Wheaton Corp.	4,070	88,360
Southern Copper Corp.	3,273	91,579
Teck Resources Ltd.	5,943	142,751
Vale SA, Sponsored Preferred ADR	37,340	507,824
Yamana Gold, Inc.	9,050	84,798
		7,625,170
MULTI-UTILITIES (1.1%)
National Grid PLC, Sponsored ADR	13,790	893,316
TransAlta Corp.	10,670	140,097
Veolia Environnement, Sponsored ADR	8,304	130,124
		1,163,537
OIL, GAS & CONSUMABLE FUELS (17.5%)
BP PLC, Sponsored ADR	46,680	2,188,825
Canadian Natural Resources Ltd.	17,120	560,680
Cenovus Energy, Inc.	14,810	387,281
China Petroleum & Chemical Corp., ADR	10,676	841,589
CNOOC Ltd., Sponsored ADR	6,623	1,020,141
Ecopetrol SA, Sponsored ADR	11,140	381,656
Enbridge, Inc.	14,910	626,071
EnCana Corp.	12,740	228,938
Enerplus Corp.	3,790	68,523
ENI S.p.A., Sponsored ADR	20,310	922,074
Imperial Oil Ltd.	6,790	277,236
Penn West Petroleum Ltd.	5,860	43,774
PetroChina Co. Ltd., Sponsored ADR	8,945	857,915
Petroleo Brasileiro SA, Class A, Sponsored ADR	34,830	390,444
Petroleo Brasileiro SA, Sponsored ADR	85,090	1,012,571
Royal Dutch Shell PLC, Sponsored ADR	27,819	1,922,293
Royal Dutch Shell PLC, Class B, Sponsored ADR	17,850	1,300,015
Sasol Ltd., Sponsored ADR	15,610	752,246
Statoil ASA, Sponsored ADR	18,627	441,646
Suncor Energy, Inc.	23,438	769,470
Talisman Energy, Inc.	15,640	168,130
Total SA, Sponsored ADR	35,210	2,012,956
TransCanada Corp.	14,590	633,790
Ultrapar Participacoes SA, Sponsored ADR	11,980	264,159
YPF Sociedad Anonima	5,280	117,163
		18,189,586
PHARMACEUTICALS (0.7%)
Valeant Pharmaceuticals International, Inc.(a)	5,230	709,397

REAL ESTATE MANAGEMENT AND DEVELOPMENT (0.6%)
Brookfield Asset Management, Inc., Class A	15,182	576,157

ROAD & RAIL (1.3%)
Canadian National Railway Co.	16,620	889,170
Canadian Pacific Railway Ltd.	2,950	446,866
		1,336,036

See notes to Schedule of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2014 (Unaudited)

STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.6%)
Advanced Semiconductor Engineering, Inc., Sponsored ADR	34,040	$153,861
ARM Holdings PLC, Sponsored ADR	6,910	318,344
ASML Holding NV, NY Shares	6,897	583,693
STMicroelectronics NV, NY Shares	9,670	79,197
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	153,978	2,605,308
		3,740,403
SOFTWARE (1.9%)
Infosys Technologies Ltd., Sponsored ADR	13,760	806,061
SAP AG, Sponsored ADR	15,210	1,162,348
		1,968,409
TEXTILES, APPAREL & LUXURY GOODS (0.4%)
Gildan Activewear, Inc.	3,390	180,653
Luxottica Group S.p.A., Sponsored ADR	4,460	234,462
		415,115
WIRELESS TELECOMMUNICATION SERVICES (8.8%)
America Movil SA, Sponsored ADR	92,720	1,971,227
China Mobile Ltd., Sponsored ADR	43,560	2,084,346
China Telecom Corp. Ltd., Sponsored ADR	4,890	223,278
Chunghwa Telecom Co. Ltd., Sponsored ADR	25,165	739,851
Mobile TeleSystems, Sponsored ADR	16,165	278,846
NTT DoCoMo, Inc., Sponsored ADR	26,850	429,600
Philippine Long Distance Telephone Co., Sponsored ADR	3,750	223,425
Rogers Communications, Inc., Class B	7,660	322,026
SK Telecom Co. Ltd.	11,440	250,994
Vodafone Group PLC, Sponsored ADR	70,763	2,622,477
		9,146,070
TOTAL COMMON STOCKS		103,157,661

MONEY MARKET FUND (0.5%)
Federated Government Obligations Fund, 0.01%(b)	504,608	504,608
TOTAL MONEY MARKET FUND		504,608

TOTAL INVESTMENTS (COST $106,835,711) 99.7%		103,662,269

OTHER ASSETS IN EXCESS OF LIABILITIES 0.3%		301,903

NET ASSETS 100.0%		$103,964,172

(a)	Represents non-income producing security.
(b)	Variable rate security. Rate shown represents the rate as of January 31, 2014.

ADR—American Depositary Receipt

PLC—Public Limited Company

See notes to Schedule of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF INVESTMENTS - January 31, 2014 (Unaudited)

STEWARD SELECT BOND FUND

	Principal Amount	Value
CORPORATE BONDS (51.2%)

BEVERAGES (2.4%)
PepsiCo, Inc., 3.00%, 8/25/21	$3,435,000	$3,461,432

CAPITAL MARKETS (3.1%)
Bear Stearns Cos. LLC, 6.40%, 10/2/17	1,500,000	1,744,332
Goldman Sachs Group, Inc., 3.63%, 2/7/16	1,500,000	1,572,489
UBS AG Stamford Connecticut, 5.88%, 7/15/16	1,000,000	1,114,085
		4,430,906
CHEMICALS (4.6%)
Cabot Corp., 5.00%, 10/1/16	1,000,000	1,093,697
Dow Chemical Co., 4.25%, 11/15/20	3,000,000	3,189,198
E.I. du Pont de Nemour & Co., 3.63%, 1/15/21	1,000,000	1,041,087
Eastman Chemical Co., 5.50%, 11/15/19	1,200,000	1,348,744
		6,672,726
COMMERCIAL BANKS (5.7%)
Bank of New York Mellon, 4.30%, 5/15/14	1,000,000	1,011,342
BB&T Corp., 3.95%, 4/29/16	1,500,000	1,597,482
HSBC Bank USA NA, 4.88%, 8/24/20	2,000,000	2,160,158
Manufacturers & Traders Trust Co., 5.63%, 12/1/21, (Callable 12/1/16 @ 100)(a)	1,150,000	1,196,000
National City Corp., 4.90%, 1/15/15	1,000,000	1,041,437
Wachovia Corp., 5.75%, 6/15/17	1,000,000	1,141,952
		8,148,371
COMPUTERS & PERIPHERALS (0.4%)
Cisco Systems, Inc., 4.45%, 1/15/20	500,000	555,098

CONSUMER FINANCE (2.8%)
Caterpillar Financial Services Corp., 2.85%, 6/1/22	1,000,000	973,453
John Deere Capital Corp., 2.25%, 4/17/19	2,000,000	2,017,964
John Deere Capital Corp., 2.75%, 3/15/22	1,000,000	970,445
		3,961,862
CONSUMER STAPLES (0.8%)
Avon Products, Inc., 5.75%, 3/1/18	1,000,000	1,085,204

DIVERSIFIED CONSUMER SERVICES (0.3%)
Rensselaer Polytechnic Institute, 5.60%, 9/1/20	400,000	451,002

DIVERSIFIED FINANCIAL SERVICES (2.5%)
Charles Schwab Corp., 4.45%, 7/22/20	1,250,000	1,378,420
Citigroup, Inc., 4.88%, 5/7/15	500,000	523,466
Morgan Stanley, 5.75%, 1/25/21	1,500,000	1,704,609
		3,606,495
ELECTRIC UTILITIES (2.8%)
Duke Energy Ohio, Inc., 5.45%, 4/1/19	1,154,000	1,333,584
Entergy Gulf States Louisiana, LLC, 3.95%, 10/1/20	1,500,000	1,608,125
Southwestern Electric Power Co., 5.88%, 3/1/18	1,000,000	1,138,752
		4,080,461
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.5%)
Kansas City Power & Light Co., 7.15%, 4/1/19	775,000	960,695
Philips Electronics NV, 5.75%, 3/11/18	1,000,000	1,154,283
		2,114,978
FINANCIAL SERVICES (0.6%)
BlackRock, Inc., 6.25%, 9/15/17	733,000	856,892

FOOD PRODUCTS (3.4%)
Campbell Soup Co., 4.50%, 2/15/19	1,500,000	1,655,330
Kellogg Co., 4.45%, 5/30/16	1,500,000	1,615,476
The Hershey Co., 4.13%, 12/1/20	1,500,000	1,660,239
		4,931,045

See notes to Schedule of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF INVESTMENTS - January 31, 2014 (Unaudited)

STEWARD SELECT BOND FUND

	Principal Amount	Value
HOTELS, RESTAURANTS & LEISURE (0.7%)
McDonald's Corp., 2.63%, 1/15/22	$1,000,000	$979,504

HOUSEHOLD DURABLES (0.7%)
Newell Rubbermaid, Inc., 4.00%, 6/15/22, (Callable 3/15/22 @ 100)	1,000,000	1,015,539

INDUSTRIAL CONGLOMERATES (0.5%)
Tyco Electronics Group SA, 4.88%, 1/15/21	750,000	796,638

INSURANCE (2.6%)
Allstate Corp., 5.00%, 8/15/14	500,000	512,358
GE Global Insurance Holding Corp., 6.45%, 3/1/19	1,000,000	1,166,987
Prudential Financial, Inc., 5.87%, 9/15/42 (a)	2,000,000	2,050,000
		3,729,345
METALS & MINING (1.5%)
Alcoa, Inc., 5.87%, 2/23/22	2,000,000	2,098,454

MORTGAGE BACKED SECURITIES - FINANCIAL SERVICES (0.7%)
Opteum Mortgage Acceptance Corp., Class 2AD2, 5.85%, 12/25/35 (a)	1,000,000	946,525

MORTGAGE BACKED SECURITIES - RELIGIOUS ORGANIZATIONS (0.6%)(b)(c)
Abyssinia Missionary Baptist Church Ministries, Inc., 7.30%, 9/15/14, (Callable 6/15/14 @ 100)(d)(e)	73,000	35,220
Abyssinia Missionary Baptist Church Ministries, Inc., 7.40%, 3/15/15, (Callable 6/15/14 @ 100)(d)(e)	106,000	51,292
Abyssinia Missionary Baptist Church Ministries, Inc., 7.50%, 3/15/16, (Callable 3/15/14 @ 100)(d)(e)	90,000	43,550
Abyssinia Missionary Baptist Church Ministries, Inc., 7.50%, 9/15/16, (Callable 6/15/14 @ 100)(d)(e)	63,000	30,429
Abyssinia Missionary Baptist Church Ministries, Inc., 7.50%, 9/15/15, (Callable 6/15/14 @ 100)(d)(e)	63,000	30,485
Bethel Baptist Institutional Church, Inc., 7.60%, 1/21/15, (Callable 1/21/15 @ 100)(d)(e)	152,000	91,713
Bethel Baptist Institutional Church, Inc., 7.70%, 7/21/15, (Callable 7/21/15 @ 100)(d)(e)	101,000	60,941
Bethel Baptist Institutional Church, Inc., 7.80%, 7/21/16, (Callable 1/21/14 @ 100)(d)(e)	203,000	122,485
Bethel Baptist Institutional Church, Inc., 7.80%, 1/21/17, (Callable 1/21/17 @ 100)(d)(e)	212,000	127,915
Bethel Baptist Institutional Church, Inc., 7.80%, 7/21/17, (Callable 1/21/17 @ 100)(d)(e)	46,000	27,755
Bethel Baptist Institutional Church, Inc., 7.80%, 7/21/20, (Callable 1/21/20 @ 100)(d)(e)	86,000	51,890
Metropolitan Baptist Church, 7.90%, 7/12/13 (d)(e)	29,000	7,581
Metropolitan Baptist Church, 8.00%, 1/12/14, (Callable 1/12/14 @ 100)(d)(e)	71,000	18,474
Metropolitan Baptist Church, 8.10%, 7/12/14, (Callable 1/12/14 @ 100)(d)(e)	74,000	19,403
Metropolitan Baptist Church, 8.40%, 1/12/17, (Callable 1/12/14 @ 100)(d)(e)	90,000	23,761
Metropolitan Baptist Church, 8.40%, 7/12/18, (Callable 1/12/14 @ 100)(d)(e)	23,000	6,049
Metropolitan Baptist Church, 8.40%, 7/12/20, (Callable 1/12/14 @ 100)(d)(e)	121,000	31,783
Metropolitan Baptist Church, 8.40%, 7/12/16, (Callable 1/12/14 @ 100)(d)(e)	87,000	22,969
New Life Anointed Ministries International, Inc., 7.40%, 12/21/17 (d)(e)	44,000	4
New Life Anointed Ministries International, Inc., 7.80%, 6/21/18, (Callable 3/21/14 @ 100)(d)(e)	147,000	15
New Life Anointed Ministries International, Inc., 7.80%, 12/21/17, (Callable 3/21/14 @ 100)(d)(e)	111,000	11
New Life Anointed Ministries International, Inc., 7.80%, 12/21/18, (Callable 3/21/14 @ 100)(d)(e)	152,000	15
New Life Anointed Ministries International, Inc., 7.80%, 6/21/19, (Callable 3/21/14 @ 100)(d)(e)	158,000	16
New Life Anointed Ministries International, Inc., 7.80%, 12/21/19, (Callable 3/21/14 @ 100)(d)(e)	165,000	17
		803,773
MULTILINE RETAIL (1.7%)
Target Corp., 2.90%, 1/15/22	2,500,000	2,436,440

OIL & GAS - INTEGRATED (1.8%)
ConocoPhillips, 4.60%, 1/15/15	500,000	519,826
Nabors Industries, Inc., 6.15%, 2/15/18	1,250,000	1,419,326
Phillips Petroleum Co., 6.65%, 7/15/18	500,000	601,072
		2,540,224
OIL, GAS & CONSUMABLE FUELS (2.2%)
Apache Corp., 3.25%, 4/15/22, (Callable 1/15/22 @ 100)	724,000	728,757
Gulf South Pipeline Co. LP, 4.00%, 6/15/22, (Callable 3/15/22 @ 100)	1,500,000	1,513,901
Occidental Petroleum Corp., 3.13%, 2/15/22, (Callable 11/15/21 @ 100)	1,000,000	993,617
		3,236,275

See notes to Schedule of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF INVESTMENTS - January 31, 2014 (Unaudited)

STEWARD SELECT BOND FUND

	Principal Amount	Value
PHARMACEUTICALS (1.4%)
Teva Pharmaceutical Finance, 3.65%, 11/10/21	$2,000,000	$1,988,448

ROAD & RAIL (1.9%)
Ryder System, Inc., 2.50%, 3/1/17, (Callable 2/1/17 @ 100)	750,000	767,408
Union Pacific Corp., 2.95%, 1/15/23, (Callable 10/15/22 @ 100)	2,000,000	1,915,264
		2,682,672
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.2%)
Applied Materials, Inc., 2.65%, 6/15/16	1,000,000	1,040,079
Applied Materials, Inc., 7.13%, 10/15/17	500,000	596,114
Texas Instruments, Inc., 2.38%, 5/16/16	1,500,000	1,557,790
		3,193,983
SPECIALTY RETAIL (0.7%)
Lowe's Cos., Inc., 3.80%, 11/15/21, (Callable 8/15/21 @ 100)	1,000,000	1,055,908

UTILITIES-TELECOMMUNICATIONS (1.1%)
AT&T, Inc., 5.63%, 6/15/16	1,500,000	1,658,130

TOTAL CORPORATE BONDS		73,518,330

U.S. GOVERNMENT AGENCIES (10.5%)
Federal Farm Credit Bank
2.63%, 4/17/14	2,000,000	2,010,458
2.94%, 10/1/20	2,000,000	2,014,030
		4,024,488
Federal Home Loan Bank
1.25%, 6/8/18	2,000,000	1,983,768
3.50%, 7/29/21	2,000,000	2,120,044
4.75%, 6/8/18	2,000,000	2,275,860
		6,379,672
Federal Home Loan Mortgage Corp.
2.00%, 8/25/16	2,500,000	2,587,292

Federal National Mortgage Assoc.
0.38%, 7/5/16	2,000,000	1,990,494

TOTAL U.S. GOVERNMENT AGENCIES		14,981,946

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (11.8%)
Federal Home Loan Mortgage Corp.
2.41%(a), 10/1/37	140,054	148,739
4.00%, 12/15/25	2,500,000	2,574,385
5.00%, 7/15/19	206,552	218,438
5.00%, 11/1/37	111,202	120,247
5.73%(a), 5/1/36	162,489	169,885
6.00%, 8/1/36	7,501	8,276
6.00%, 3/1/38	149,490	164,638
		3,404,608
Federal National Mortgage Assoc.
0.58%(a), 11/25/36	312,574	312,948
1.63%, 10/26/15	2,000,000	2,044,888
2.38%, 4/11/16	2,000,000	2,085,254
2.57%(a), 5/1/36	302,638	318,490
5.00%, 1/1/35	56,690	61,889
5.50%, 8/1/36	102,800	113,517
5.50%, 9/1/36	58,361	63,674
5.70%(a), 10/1/36	156,934	168,874
5.94%(a), 7/1/36	244,283	263,335
6.00%, 6/1/36	526,803	578,627
6.00%, 9/1/36	238,531	266,898
6.00%, 5/1/37	118,197	131,972
		6,410,366

See notes to Schedule of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF INVESTMENTS - January 31, 2014 (Unaudited)

STEWARD SELECT BOND FUND

	Principal Amount	Value
Government National Mortgage Assoc.
4.25%, 10/20/38	$989,561	$1,053,651
4.50%, 8/20/38	460,181	487,441
4.50%, 5/20/39	1,608,160	1,670,366
4.50%, 6/15/40	942,805	1,024,241
4.50%, 1/20/41	1,584,364	1,698,164
5.00%, 5/20/40	496,679	533,370
5.50%, 12/20/38	82,582	88,052
5.50%(a), 1/20/39	87,821	92,806
6.00%, 6/15/37	116,807	129,862
6.00%, 10/15/37	139,781	155,527
6.50%, 10/20/38	93,500	99,100
		7,032,580
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS		16,847,554

U.S. TREASURY OBLIGATIONS (23.4%)
U.S. Treasury Notes
1.38%, 2/28/19	4,000,000	3,967,500
1.50%, 12/31/18	2,500,000	2,501,563
1.63%, 11/15/22	5,650,000	5,238,166
2.00%, 4/30/16	3,000,000	3,105,000
2.00%, 11/30/20	2,500,000	2,483,202
2.00%, 11/15/21	5,000,000	4,880,080
2.00%, 2/15/22	7,000,000	6,797,112
2.13%, 5/31/15	1,500,000	1,538,262
3.13%, 5/15/19	3,000,000	3,231,327
TOTAL U.S. TREASURY OBLIGATIONS		33,742,212

MONEY MARKET FUND (2.9%)
Federated Government Obligations Fund, 0.01%(a)	4,136,872	4,136,872
TOTAL MONEY MARKET FUND		4,136,872

TOTAL INVESTMENTS (COST $142,923,998) 99.8%		143,226,914

OTHER ASSETS IN EXCESS OF LIABILITIES 0.2%		376,708

NET ASSETS 100.0%		$143,603,622

(a)	Variable rate security. Rate shown represents the rate as of January 31, 2014.
(b)	The Issuer has the right to redeem the Bonds, on any quarterly anniversary of the issue date, in whole or in part, without premium or penalty. The Issuer does not have the right to extend the terms of the offering. The Bonds are generally considered to be illiquid due to the limited, if any, secondary market for these bonds.
(c)	Security was valued in good faith under procedures established by the Board of Directors.
(d)	In default. Security is considered non-income producing, as no interest was paid on the last interest payment date, prior to January 31, 2014.
(e)	The trustee of the issuer has initiated foreclosure proceedings against the bond issuer and/or the bond issuer is in bankruptcy or forbearance.

LLC—Limited Liability Company

LP—Limited Partnership

See notes to Schedule of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF INVESTMENTS - January 31, 2014 (Unaudited)

STEWARD GLOBAL EQUITY INCOME FUND

	Shares	Value
COMMON STOCKS (99.1%)

AEROSPACE & DEFENSE (3.3%)
Lockheed Martin Corp.	13,140	$1,982,957
Raytheon Co.	28,950	2,752,277
		4,735,234
BEVERAGES (1.9%)
Dr Pepper Snapple Group, Inc.	58,000	2,777,040
CHEMICALS (2.1%)
Potash Corp. of Saskatchewan, Inc.	54,630	1,711,011
Syngenta AG, Sponsored ADR	18,490	1,309,647
		3,020,658
COMMERCIAL BANKS (10.4%)
Bank of Montreal	55,340	3,380,167
Bank of Nova Scotia	55,530	3,045,265
Cullen/Frost Bankers, Inc.	23,690	1,753,534
HSBC Holdings PLC, Sponsored ADR	34,240	1,763,018
Tompkins Financial Corp.	40,110	1,881,159
Westpac Banking Corp., Sponsored ADR	115,420	3,089,793
		14,912,936
DISTRIBUTORS (4.3%)
CANON, Inc., Sponsored ADR	52,680	1,536,676
Genuine Parts Co.	56,870	4,677,557
		6,214,233
DIVERSIFIED TELECOMMUNICATION SERVICES (1.8%)
BCE, Inc.	62,590	2,626,902
ELECTRIC UTILITIES (1.7%)
PPL Corp.	78,690	2,405,553
ELECTRICAL EQUIPMENT (2.4%)
ABB Ltd., Sponsored ADR	138,710	3,445,557
ENERGY EQUIPMENT & SERVICES (1.6%)
Ensco PLC, Class A	44,910	2,262,117
FOOD & STAPLES RETAILING (1.6%)
SYSCO Corp.	66,660	2,338,433
FOOD PRODUCTS (3.6%)
B&G Foods, Inc.	33,960	1,112,869
ConAgra Foods, Inc.	49,530	1,574,559
General Mills, Inc.	50,920	2,445,178
		5,132,606
HEALTH CARE EQUIPMENT & SUPPLIES (7.9%)
Baxter International, Inc.	21,950	1,499,185
Covidien PLC	33,280	2,271,027
Medtronic, Inc.	58,580	3,313,285
Meridian Bioscience, Inc.	97,240	2,215,128
Smith & Nephew PLC, Sponsored ADR	28,480	2,057,395
		11,356,020
HOTELS, RESTAURANTS & LEISURE (3.4%)
Darden Restaurants, Inc.	29,370	1,452,053
McDonald's Corp.	36,880	3,472,989
		4,925,042
HOUSEHOLD PRODUCTS (2.5%)
Kimberly-Clark Corp.	17,960	1,964,285
Procter & Gamble Co.	20,580	1,576,840
		3,541,125
INDUSTRIAL CONGLOMERATES (2.2%)
Siemens AG, Sponsored ADR	25,340	3,200,189
IT SERVICES (6.1%)
Accenture PLC, Class A	40,090	3,202,389
Automatic Data Processing, Inc.	43,210	3,309,886
Broadridge Financial Solutions, Inc.	59,350	2,153,812
		8,666,087
LEISURE EQUIPMENT & PRODUCTS (2.8%)
Mattel, Inc.	105,040	3,974,714
MACHINERY (2.5%)
Caterpillar, Inc.	37,960	3,564,824
MEDIA (5.4%)
Gannett Co., Inc.	96,650	2,660,774
Reed Elsevier PLC, Sponsored ADR	50,820	2,971,954
Shaw Communications, Inc., Class B	98,140	2,163,987
		7,796,715
METALS & MINING (0.7%)
BHP Billiton Ltd., Sponsored ADR	14,840	949,018
MULTI-UTILITIES (3.5%)
National Grid PLC, Sponsored ADR	44,780	2,900,848
SCANA Corp.	17,300	817,771
TECO Energy, Inc.	75,100	1,230,138
		4,948,757
OIL, GAS & CONSUMABLE FUELS (10.4%)
Chevron Corp.	21,600	2,411,208
China Petroleum & Chemical Corp., ADR	38,195	3,010,912
ConocoPhillips	43,410	2,819,479
PetroChina Co. Ltd., Sponsored ADR	16,870	1,618,002
Royal Dutch Shell PLC, Class B, Sponsored ADR	36,150	2,632,805
TransCanada Corp.	53,680	2,331,859
		14,824,265
REAL ESTATE INVESTMENT TRUST (5.2%)
EPR Properties	33,950	1,734,166
LTC Properties, Inc.	48,210	1,829,569
Public Storage, Inc.	17,080	2,691,637
Senior Housing Properties Trust	54,880	1,235,898
		7,491,270
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (5.8%)
Analog Devices, Inc.	41,940	2,024,444
Intel Corp.	104,870	2,573,510
KLA-Tencor Corp.	35,400	2,176,038
Linear Technology Corp.	33,740	1,502,779
		8,276,771
SOFTWARE (3.8%)
CA, Inc.	73,840	2,368,787
Microsoft Corp.	81,920	3,100,672
		5,469,459
THRIFTS & MORTGAGE FINANCE (2.2%)
Northwest Bancshares, Inc.	79,590	1,119,035
People's United Financial, Inc.	147,000	2,088,870
		3,207,905
TOTAL COMMON STOCKS		142,063,430

MONEY MARKET FUND (0.4%)
Federated Government Obligations Fund, 0.01%(a)	549,706	549,706
TOTAL MONEY MARKET FUND		549,706

TOTAL INVESTMENTS (COST $120,735,533) 99.5%		142,613,136

OTHER ASSETS IN EXCESS OF LIABILITIES 0.5%		729,411

NET ASSETS 100.0%		$143,342,547

(a)	Variable rate security. Rate shown represents the rate as of January 31, 2014.

ADR—American Depositary Receipt

PLC—Public Limited Company

See notes to financial statements

STEWARD FUNDS

SCHEDULE OF INVESTMENTS - January 31, 2014 (Unaudited)

At January 31, 2014, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

				Net Unrealized
	Tax Cost of	Unrealized	Unrealized	Appreciation /
Fund	Securities	Appreciation	(Depreciation)	(Depreciation)
Steward Large Cap Enhanced Index Fund	$143,563,895	$49,168,906	$(2,519,259)	$46,649,647
Steward International Enhanced Index Fund	109,034,984	11,406,512	(16,779,227)	(5,372,715)
Steward Select Bond Fund	143,028,138	3,820,012	(3,621,236)	198,776
Steward Global Equity Bond Fund	120,929,370	24,774,063	(3,090,297)	21,683,766

See notes to financial statements

Notes to Schedules of Portfolio Investments

Steward Funds, Inc.

January 31, 2014

(Unaudited)

1) Portfolio Valuation:

Steward Funds, Inc. (individually a “Fund” and, collectively, the “Funds”) consists of four Funds – Steward Large Cap Enhanced Index Fund, Steward International Enhanced Index Fund, Steward Select Bond Fund and Steward Global Equity Income Fund. Fund investments are recorded at fair value. In determining fair value, the Funds use various valuation approaches. Portfolio securities listed on a domestic or foreign exchange are valued at the last sale price on the day of valuation or, if there was no sale that day, at the mean between the last reported bid and asked prices as of the close of trading. Equity securities traded on NASDAQ use the official closing price, if available, and otherwise, use the last reported sale price, or the mean between the last reported bid and asked prices if there was no sale on that day. Equity securities that are traded in the over-the-counter market only, but that are not included on NASDAQ, are valued at the last sale price on the day of valuation. Debt securities, including corporate bonds and U.S. government agency, mortgage-backed, and treasury obligations, with a remaining maturity of sixty days or more are valued using market prices, if available, or a pricing service when such prices are believed to reflect fair value. Debt securities with a remaining maturity of less than sixty days are valued at amortized cost, which approximates fair value. Money market funds are valued at net asset value per share. All other securities and securities with no readily determinable market values are valued at their fair value in accordance with policies and procedures adopted by the Board of Directors.

The Steward Select Bond Fund’s investment in mortgage bonds of religious organizations (“church bonds”) are generally considered to be illiquid due to the limited, if any, secondary market for these bonds. In the absence of such secondary market, the Steward Select Bond Fund values investments in church bonds on the basis of readily available market quotations, if available. Lacking such quotations, the Fund values such bonds using a pricing service when such prices are believed to reflect fair value. Bonds with no readily available market quotations or pricing service valuations are fair valued using policies approved by and under the general oversight of the Board of Directors. In determining fair value, all relevant qualitative and quantitative factors available are considered. These factors are subject to change over time and are reviewed periodically. Capstone Asset Management Company’s (“CAMCO” or the “Adviser”) fair valuation process is reviewed and refined by the Adviser’s Internal Valuation Committee no less than monthly and is subject to quarterly review and approval from the Fund’s Board of Directors.

Fair value may be determined using a matrix formula (Market Approach) that derives a price based on relevant factors, including principal amount, interest rate, term, credit quality and spreads determined under a church bond benchmark yield curve. The Adviser constructs and maintains a church bond benchmark yield curve based on new issue church bonds meeting the Fund’s investment requirements. The Adviser obtains credit research and analysis from various industry sources, including an underwriter of church mortgage bonds. The Market Approach is sensitive to changes in the yield of new church bond issues and the discount rate applied to the matrix. A reduced yield causes the price to decrease. An increased discount rate causes the price to decrease.

When the bond issue becomes delinquent on sinking fund payments or when significant principal or balloon payments are due within the next three years, it is the judgment of the Adviser that the credit quality of the issuer may be impacted. Pursuant to fair value procedures adopted by the Fund’s Board of Directors, the Adviser will determine an adjustment to the matrix price. The relevant inputs that the Adviser may consider in establishing the fair value include, but would not be limited to:

-	the general conditions in the church bond market and the overall financial market

-	the transaction price of any recent sales or purchases of the security

-	the transaction price, maturity and yield-to-maturity of any other fixed income security of the issuer

-	the estimated value of the underlying collateral

-	the issuer’s payment history, including the consideration of default on interest payments and/or delinquency of sinking fund payments; as well as conditions for accrual of interest and consideration of the collectability of accrued interest

In addition, the fair value procedures have specific provisions for treatment of defaulted bonds. When it becomes more than a remote possibility that foreclosure proceedings are probable, the Adviser will take an Income Approach to the valuation of the securities. The relevant inputs that the Adviser may consider in using the Income Approach to determine a fair value include, but would not be limited to:

- any current independent appraisal values

- any current listing price

- index adjusted appraisal values based on published real estate sources

- estimated costs associated with the disposition of the property

- risk adjusted discount rate

- estimated time to sell in years

- probability of foreclosure

The Income Approach is sensitive to changes in appraisal value, costs associated with the disposition of property, discount rates, estimated time to sell and the probability of foreclosure. An increase in an appraisal value causes the fair value to increase, conversely a decrease in an appraisal value causes fair value to decrease. Such movements in the appraisal value would be deemed to have the most significant impact on fair value under the Income Approach. An increase in costs associated with disposition of property, discount rates, estimated time to sell and the probability of foreclosure cause the fair value to decrease. A decrease to the aforementioned types of changes cause the fair value to increase.

Because of the inherent uncertainty of valuations determined by utilizing the above procedures, the estimated fair values may differ significantly from the values that another party might estimate or that would have been used had a ready market for the investments existed. The differences could be material. The estimated fair values may also be influenced by various market trends and can fluctuate significantly. As a result, it is reasonably possible that management's estimate of fair value may have significant changes in the near term.

Accounting principles generally accepted in the United States of America ("GAAP")  establish a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risks).

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Pursuant to these valuation policies, equity securities are generally categorized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2). Debt securities are generally categorized as Level 2 securities in the fair value hierarchy, except that U.S. Treasury debt securities may be categorized as Level 1, and church bonds are generally categorized as Level 3. Money market funds are generally categorized as Level 1 securities in the fair value hierarchy.

The following table presents information about the Funds’ assets measured at fair value as of January 31, 2014:

	Investments in Securities
Fund Name	LEVEL 1 - Quoted Prices	LEVEL 2 - Other Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total
Steward Large Cap Enhanced Index Fund
Security Type
Common Stocks*	$188,924,831	$–	$–	$188,924,831
Money Market Fund	1,288,711	–	–	1,288,711

Total	190,213,542	–	–	190,213,542

Steward International Enhanced Index Fund
Security Type
Common Stocks*	$103,157,661	$–	$–	$103,157,661
Money Market Fund	504,608	–	–	504,608

Total	103,662,269	–	–	103,662,269

Steward Select Bond Fund
Security Type
Corporate Bonds*	–	72,714,557	803,773	73,518,330
U.S. Government Agencies	–	14,981,946	–	14,981,946
U.S. Government Agency Mortgage-Backed Obligations	–	16,847,554	–	16,847,554
U.S. Treasury Obligations	33,742,212	–	–	33,742,212
Money Market Fund	4,136,872	–	–	4,136,872

Total	37,879,084	104,544,057	803,773	143,226,914

Steward Global Equity Income Fund
Security Type
Common Stocks*	142,063,430	–	–	142,063,430
Money Market Fund	549,706	–	–	549,706

Total	142,613,136	–	–	142,613,136

* Please refer to the Schedule of Portfolio Investments to view common stocks and corporate bonds segregated by industry type.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Steward Select Bond Fund
Balance as of November 1, 2013	$846,705
Accrued Accretion/(Amortization)	-
Change in Unrealized Appreciation/(Depreciation)*	(42,932)
Realized Gain/(Loss)	-
Net (Maturities)	-
Transfers In/(Out) of Level 3	-
Balance as of January 31, 2014	$803,773

* Change in unrealized appreciation/depreciation represents the amount for all Level 3 assets held as of January 31, 2014.

The Funds recognize transfers between fair value hierarchy levels at the reporting period end. There were no transfers between levels as of January 31, 2014 from those used on April 30, 2013.

For additional information regarding the Funds’ valuation of investments and other significant accounting policies, please refer to the most recent annual or semi-annual report.

2) Securities Transactions:

Portfolio security transactions are recorded on trade date.

3) Subsequent Events:

Management has evaluated events subsequent to January 31, 2014 and has concluded no such events require adjustment or disclosure as of January 31, 2014.

Item 2.   Controls and Procedures.

(a)	The registrant's principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective as of a date within 90 days of the filing date of this report (the "Evaluation Date") based on their evaluation of the registrant's disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17CFR 270.30a-3(d))) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.   Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: STEWARD FUNDS, INC.

By (Signature and Title)	/s/ Edward L. Jaroski
Edward L. Jaroski, President

Date:	March 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Edward L. Jaroski
Edward L. Jaroski, President

Date:	March 27, 2014

By (Signature and Title)	/s/ Carla Homer
Carla Homer, Treasurer

Date:	March 27, 2014